Contingencies and related obligations	12 Months Ended
Dec. 31, 2019
Contingencies and related obligations
Contingencies and related obligations

D3    Contingencies and related obligations

Litigation and regulatory matters

The Group is involved in various litigation and regulatory proceedings. These may from time to time include class actions involving Jackson. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Company believes that their ultimate outcome will not have a material adverse effect on the Group’s financial condition, results of operations or cash flows.

Guarantees

Guarantee funds in the US provide for payments to be made to policyholders on behalf of insolvent life insurance companies and are financed by payments assessed on solvent insurance companies based on location, volume and type of business. The estimated reserve for future guarantee fund assessments is not significant. The directors believe that sufficient provision has been made on the balance sheet for all anticipated payments for known insolvencies.

The Group has provided other guarantees and commitments to third-parties entered into in the normal course of business but the Group does not consider that the amounts involved are significant.

Intra-group capital support arrangements

Prudential has put in place intra-group arrangements to formalise undertakings by Prudential to the regulators of the Hong Kong subsidiaries regarding their solvency levels.